Shareholders' equity - Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Weighted average number of shares outstanding
Basic (in shares)	33,244,861	33,497,223
Diluted (in shares)	33,244,861	33,497,223
Net loss, diluted	$ (81,094)	$ (5,010)
Net loss, basic	$ (81,094)	$ (5,010)
Loss per share
Basic loss per share (in dollars per share)	$ (2.44)	$ (0.15)
Diluted loss per share (in dollars per share)	$ (2.44)	$ (0.15)